Segment Information (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Revenue	$ 517,739	$ 463,049	$ 419,782
Administrative fee revenue from affiliates	28,393	23,667	21,799
Interest income	8,748	6,831	4,947
Interest expense and finance cost	(139,120)	(121,611)	(113,639)
Depreciation and amortization	(102,839)	(104,112)	(113,825)
Equity/ (Loss) in net earnings of affiliated companies	(80,205)	4,399	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(268,718)	(165,910)	(303,823)
Total assets	2,682,496	2,629,981	2,752,895
Goodwill	160,336	160,336	160,336
Capital expenditures	(70,411)	(46,868)	(151,593)
Investment in affiliates	91,111	183,160	160,071
Cash and cash equivalents	137,882	127,632	135,992
Restricted cash	12,892	6,558	5,386
Long-term debt, net (including current and noncurrent portion)	1,816,007	1,682,488	1,651,095
Dry bulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	298,052	250,433	199,446
Administrative fee revenue from affiliates	28,972	23,667	21,799
Interest income	8,231	6,593	4,132
Interest expense and finance cost	(98,247)	(93,264)	(89,399)
Depreciation and amortization	(70,472)	(77,245)	(87,197)
Equity/ (Loss) in net earnings of affiliated companies	(80,205)	4,399	(202,779)
Net (loss)/ income attributable to Navios Holdings common stockholders	(273,125)	(167,892)	(310,306)
Total assets	1,558,581	1,947,777	2,083,526
Goodwill	56,240	56,240	56,240
Capital expenditures	(25,769)	(347)	(60,420)
Investment in affiliates	91,111	183,160	160,071
Cash and cash equivalents	44,452	47,744	70,810
Restricted cash	10,958	6,558	2,486
Long-term debt, net (including current and noncurrent portion)	1,063,762	1,149,742	1,223,146
Logistics Business
Segment Reporting Information [Line Items]
Revenue	207,634	212,616	220,336
Administrative fee revenue from affiliates	0	0	0
Interest income	517	238	815
Interest expense and finance cost	(39,669)	(28,347)	(24,240)
Depreciation and amortization	(29,307)	(26,867)	(26,628)
Equity/ (Loss) in net earnings of affiliated companies	0	0	0
Net (loss)/ income attributable to Navios Holdings common stockholders	4,380	1,982	6,483
Total assets	677,343	682,204	669,369
Goodwill	104,096	104,096	104,096
Capital expenditures	(19,879)	(46,521)	(91,173)
Investment in affiliates	0	0	0
Cash and cash equivalents	76,472	79,888	65,182
Restricted cash	0	0	2,900
Long-term debt, net (including current and noncurrent portion)	530,186	$ 532,746	$ 427,949
Containers Business
Segment Reporting Information [Line Items]
Revenue	12,053
Administrative fee revenue from affiliates	(579)
Interest income	0
Interest expense and finance cost	(1,204)
Depreciation and amortization	(3,060)
Equity/ (Loss) in net earnings of affiliated companies	0
Net (loss)/ income attributable to Navios Holdings common stockholders	27
Total assets	446,572
Goodwill	0
Capital expenditures	(24,763)
Investment in affiliates	0
Cash and cash equivalents	16,958
Restricted cash	1,934
Long-term debt, net (including current and noncurrent portion)	$ 222,059